Non-Covered Loans and Allowance for Non-Covered Loan Losses (Details 4) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
A/B Note | Minimum | Bank
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Number of loans into which a single loan is reconfigured		2
Non-covered loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total Modifications	$ 0	$ 11,446,000
Non-covered loans | Bank
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Unadvanced commitments to borrowers		500,000
Non-covered loans | Payment Term Extension
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total Modifications		11,446,000
Non-covered loans | Secured
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total Modifications		10,390,000
Non-covered loans | Secured | Payment Term Extension
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total Modifications		10,390,000
Non-covered loans | Secured by commercial properties
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total Modifications		279,000
Non-covered loans | Secured by commercial properties | Payment Term Extension
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total Modifications		279,000
Non-covered loans | Secured by residential properties
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total Modifications		777,000
Non-covered loans | Secured by residential properties | Payment Term Extension
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total Modifications		$ 777,000